Financial Instruments - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Open Ended Fund [Member]
Investments in Financial Instruments
Assets at fair value	$ 674,451	$ 773,209
Publicly Traded Equity Instruments [Member]
Investments in Financial Instruments
Assets at fair value	1,912,150	2,611,053
Derivative financial instruments
Investments in Financial Instruments
Assets at fair value	251,738	543,581
Recurring basis
Investments in Financial Instruments
Assets at fair value	2,838,339	3,927,843
Liabilities at fair value		71,401
Recurring basis | Open Ended Fund [Member] | Financial assets at fair value through other comprehensive income, category [member]
Investments in Financial Instruments
Assets at fair value	674,451	773,209
Recurring basis | Publicly Traded Equity Instruments [Member] | Financial assets at fair value through other comprehensive income, category [member]
Investments in Financial Instruments
Assets at fair value	1,912,150	2,611,053
Recurring basis | Derivative financial instruments
Investments in Financial Instruments
Liabilities at fair value		71,401
Recurring basis | Derivative financial instruments | Financial assets at fair value through other comprehensive income, category [member]
Investments in Financial Instruments
Assets at fair value	251,738	543,581
Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis
Investments in Financial Instruments
Assets at fair value	1,912,150	2,611,053
Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis | Publicly Traded Equity Instruments [Member] | Financial assets at fair value through other comprehensive income, category [member]
Investments in Financial Instruments
Assets at fair value	1,912,150	2,611,053
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis
Investments in Financial Instruments
Assets at fair value	926,189	1,316,790
Liabilities at fair value		71,401
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis | Open Ended Fund [Member] | Financial assets at fair value through other comprehensive income, category [member]
Investments in Financial Instruments
Assets at fair value	674,451	773,209
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis | Derivative financial instruments
Investments in Financial Instruments
Liabilities at fair value		71,401
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis | Derivative financial instruments | Financial assets at fair value through other comprehensive income, category [member]
Investments in Financial Instruments
Assets at fair value	$ 251,738	$ 543,581